Note 22 - Other Liabilities - Post-employment Benefits (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Post-employment benefits		$ 111,904	$ 136,811
Values at the beginning of the year		82,400
At the end of the year		84,200	82,400
Post-employment benefits | Unfunded
Disclosure of defined benefit plans [line items]
Post-employment benefits		103,841	115,774
Values at the beginning of the year		115,774	125,573
Current service cost		5,728	4,796
Interest cost		5,997	6,496
Curtailments and settlements		(422)	(1,237)
Remeasurements	[1]	3,174	2,230
Translation differences		(3,716)	(415)
Increase due to business combinations	[2]		1,566
Benefits paid from the plan		(13,539)	(22,955)
Reclassified to current liabilities		(8,884)
Other		(271)	4,180
At the end of the year		103,841	115,774
Post-employment benefits | Funded
Disclosure of defined benefit plans [line items]
Post-employment benefits		8,063	21,037
Values at the beginning of the year		176,309	160,412
Current service cost		222	850
Interest cost		4,190	5,009
Remeasurements	[3]	(7,019)	18,025
Translation differences		356	2,148
Benefits paid from the plan		(14,530)	(9,266)
Other			(869)
At the end of the year		159,528	176,309
Present value of funded obligations		159,528	176,309
Fair value of plan assets		(160,504)	(157,335)
Liability	[4]	$ (976)	$ 18,974

[1]	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.
[2]	For 2021 a loss of $0.7 million is attributable to demographic assumptions and a loss of $2.5 million to financial assumptions. For 2020 a loss of $1.6 million is attributable to demographic assumptions and a gain of $3.8 million to financial assumptions.
[3]	For 2021 a gain of $0.4 million is attributable to demographic assumptions and a gain of $6.6 million to financial assumptions. For 2020 a loss of $3.7 million is attributable to demographic assumptions and a loss of $14.3 million to financial assumptions
[4]	In 2021 and 2020, $9 million and $2.1 million corresponding to a plan with a surplus balance were reclassified within other non-current assets, respectively.